Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014 item	Feb. 02, 2013	Jan. 28, 2012
Retirement Plans
Minimum age of the employees eligible to participate in the defined contribution plan	21
Completion of hours of service of the employees eligible to participate in the defined contribution plan (in hour)	500
Eligibility period for completion of eligible service hours	6 months
Maximum employees contribution as percentage of their compensation on a pre-tax basis	80.00%
Maximum employees contribution as percentage of their compensation on an after-tax basis	10.00%
Percentage of employees' gross pay for which the employer contributes a matching contribution	6.00%
Percentage employer matches	50.00%
Vesting percentage of matching contributions	100.00%
Vesting period of matching contributions	3 years
Matching contribution expense, net of forfeitures	$ 4	$ 4	$ 4